[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08460
MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 Fifth Avenue, New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Global Opportunity Bond Fund, Inc.
Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

(Showing Percentages of Total Value of Investments)

		Face
		Amount	Value
		(000)	(000)
Debt Instruments (96.9%)
Argentina (1.1%)
Sovereign (1.1%)
Republic of Argentina,
5.83%, 12/31/33		$497	$168
8.28%, 12/31/33		(f)295	204
			372
Bermuda (0.4%)
Corporate (0.4%)
Intelsat Subsidiary Holding Co., Ltd.,
8.63%, 1/15/15		125	127
Brazil (8.6%)
Corporate (0.6%)
Banco ABN Amro Real S.A.,
16.20%, 2/22/10	BRL	330	200
Sovereign (8.0%)
Federative Republic of Brazil,
Zero Coupon, 1/1/10		$379	210
6.00%, 1/17/17		450	460
8.00%, 1/15/18		660	741
8.88%, 10/14/19 - 4/15/24		476	589
10.50%, 7/14/14		130	165
11.00%, 8/17/40		340	456
14.50%, 10/15/09		151	177
			2,798
			2,998
Bulgaria (0.9%)
Sovereign (0.9%)
Republic of Bulgaria
8.25%, 1/15/15		(b)141	165
Republic of Bulgaria (Registered),
8.25%, 1/15/15		120	141
			306
Canada (2.2%)
Corporate (2.2%)
CanWest MediaWorks, Inc.,
8.00%, 9/15/12		171	164
CHC Helicopter Corp.,
7.38%, 5/1/14		(c)195	195
Husky Oil Co.,
8.90%, 8/15/28		(a)(c)155	157
Nortel Networks Corp. (Convertible),
4.25%, 9/1/08		37	37
Novelis, Inc.,
7.25%, 2/15/15		175	156
OPTI Canada Inc.,
8.25%, 12/15/14		75	74
			783
Chile (0.8%)
Corporate (0.8%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12		(b)250	270
Colombia (0.3%)
Sovereign (0.3%)
Republic of Colombia,
11.75%, 2/25/20		70	104

Denmark (0.3%)
Corporate (0.3%)
Nordic Telephone Co. Holdings A.p.S.,
8.88%, 5/1/16		(b)35	34
TDC A/S,
6.50%, 4/19/12	EUR	40	60
			94
Ecuador (0.5%)
Sovereign (0.5%)
Republic of Ecuador (Registered),
10.00%, 8/15/30	$	(g)190	184
Egypt (0.4%)
Sovereign (0.4%)
Arab Republic of Egypt,
8.75%, 7/18/12	EGP	820	154
France (0.4%)
Corporate (0.4%)
Cie Generale de Geophysique-Veritas S.A.,
7.50%, 5/15/15		$65	66
Crown European Holdings S.A.,
6.25%, 9/1/11	EUR	50	76
			142
Ghana (0.8%)
Sovereign (0.8%)
Republic of Ghana,
8.50%, 10/4/17		$250	262
Indonesia (1.5%)
Corporate (1.0%)
Pindo Deli Finance BV,
Tranche A, 4.25%, 4/28/15		(a)(b)34	26
Tranche B, 4.25%, 4/28/18		(a)(b)146	60
Tranche C, Zero Coupon, 4/28/25		(a)(b)587	65
Tijiwi Kimia Finance BV,
Tranche A, 4.28%, 4/28/18		(a)(b)144	58
Tranche B, 4.24%, 4/28/15		(a)(b)120	91
Tranche C, Zero Coupon, 4/28/27		(a)(b)268	30
			330
Sovereign (0.5%)
Republic of Indonesia,
7.75%, 1/17/38		180	187
			517
Ivory Coast (0.2%)
Sovereign (0.2%)
Ivory Coast,
3.00%, 3/31/18		(e)180	65
Luxembourg (0.7%)
Corporate (0.7%)
FMC Finance III S.A.,
6.88%, 7/15/17		120	120
Wind Acquisition Finance S.A.,
10.75%, 12/1/15		(b)115	118
			238
Malaysia (0.2%)
Sovereign (0.2%)
Government of Malaysia,
7.50%, 7/15/11		30	34
8.75%, 6/1/09		39	41
			75
Mexico (10.3%)
Corporate (5.4%)
Axtel S.A.B. de C.V.,
11.00%, 12/15/13		118	129
Pemex Project Funding Master Trust,
4.10%, 6/15/10		(a)(b)330	329
5.75%, 3/1/18		(b)670	687

8.63%, 12/1/23	250	318
9.13%, 10/13/10	360	404
1,867
Sovereign (4.9%)
Mexican Bonos,
8.00%, 12/17/15	MXN	4,210	409
9.50%, 12/18/14	5,320	556
United Mexican States,
5.63%, 1/15/17	$518	546
6.75%, 9/27/34	95	106
8.38%, 1/14/11	85	96
1,713
3,580
Netherlands (0.3%)
Corporate (0.3%)
Intergen N.V.,
9.00%, 6/30/17	(b)105	110
Panama (1.4%)
Sovereign (1.4%)
Republic of Panama,
7.13%, 1/29/26	150	163
7.25%, 3/15/15	60	66
9.38%, 4/1/29	150	198
9.63%, 2/8/11	66	75
502
Peru (1.9%)
Sovereign (1.9%)
Republic of Peru,
8.38%, 5/3/16	90	108
8.75%, 11/21/33	240	313
9.88%, 2/6/15	180	228
649
Philippines (5.6%)
Sovereign (5.6%)
Republic of Philippines,
8.88%, 3/17/15	962	1,141
9.00%, 2/15/13	180	211
9.50%, 2/2/30	453	592
1,944
Qatar (0.5%)
Sovereign (0.5%)
State of Qatar (Registered),
9.75%, 6/15/30	110	172
Russia (8.8%)
Corporate (3.0%)
Gaz Capital S.A.,
6.21%, 11/22/16	(b)252	234
8.63%, 4/28/34	290	331
JPMorgan & Chase Co.,
7.00%, 6/28/17	RUB	6,000	210
TNK-BP Finance S.A.,
7.88%, 3/13/18	$	(b)295	274
1,049
Sovereign (5.8%)
Credit Suisse, Russian Federation (Registered) Credit Link Notes,
7.50%, 3/31/30	(g)298	344
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17	(b)100	93
7.18%, 5/16/13	(b)210	214
7.18%, 5/16/13	100	102
Russian Federation (Registered),
7.50%, 3/31/30	(g)672	776
11.00%, 7/24/18	56	82
12.75%, 6/24/28	65	117

Russian Ministry of Finance,
3.00%, 5/14/11		310	298
			2,026
			3,075
South Korea (0.6%)
Sovereign (0.6%)
Korea Development Bank,
5.30%, 1/17/13		200	205
Trinidad (0.5%)
Corporate (0.5%)
National Gas of Trinidad & Tobago Ltd.,
6.05%, 1/15/36		(b)172	162
Turkey (4.4%)
Sovereign (4.4%)
Republic of Turkey,
6.75%, 4/3/18		679	677
11.00%, 1/14/13		527	643
11.50%, 1/23/12		20	24
11.88%, 1/15/30		134	199
			1,543
Ukraine (0.5%)
Sovereign (0.5%)
Republic of Ukraine,
6.58%, 11/21/16		190	189
United Kingdom (0.1%)
Corporate (0.1%)
Esprit Telecom Group plc,
11.00%, 6/15/08	EUR	(d)(e)(f)233	—
Virgin Media Finance plc,
8.75%, 4/15/14	$20		18
			18
United States (38.4%)
Bank Loans (0.5%)
First Data Corp.,
5.35%, 9/24/14		93	84
5.45%, 9/24/14		7	6
Sandridge Energy,
8.63%, 4/1/15		85	84
			174
Corporate (34.0%)
AES Corp. (The),
7.75%, 3/1/14		40	40
8.88%, 2/15/11		9	9
9.38%, 9/15/10		16	17
Allied Waste North America, Inc.,
5.75%, 2/15/11		(b)60	59
6.38%, 4/15/11		150	148
American Tower Corp.,
7.13%, 10/15/12		120	123
7.50%, 5/1/12		75	77
Aramark Corp.,
5.00%, 6/1/12		50	44
6.74%, 2/1/15		(a)(b)5	4
8.50%, 2/1/15		(b)30	30
ArvinMeritor, Inc.,
8.75%, 3/1/12		(c)160	147
Asbury Automotive Group, Inc.,
7.63%, 3/15/17		45	36
Baldor Electric Co.,
8.63%, 2/15/17		40	40
Berry Plastics Holding Corp.,
8.88%, 9/15/14		125	110
10.25%, 3/1/16		80	62
Brown Shoe Co., Inc.,
8.75%, 5/1/12		(c)100	100

Cablevision Systems Corp.,
9.64%, 4/1/09	(a)155	155
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(b)290	184
6.30%, 5/10/17	(b)10	6
Charter Communications Holdings I, LLC,
11.00%, 10/1/15	60	42
Charter Communications Holdings II, LLC,
10.25%, 9/15/10	40	37
Chaparral Energy, Inc.,
8.50%, 12/1/15	(c)140	123
8.88%, 2/1/17	20	17
Chesapeake Energy Corp.,
7.50%, 9/15/13	140	145
7.63%, 7/15/13	25	26
Cimarex Energy Co.,
7.13%, 5/1/17	30	30
Citizens Communications Co.,
6.25%, 1/15/13	45	41
Colorado Interstate Gas Co.,
6.80%, 11/15/15	235	243
Community Health Systems, Inc.,
8.88%, 7/15/15	85	86
Constellations Brands, Inc.,
7.25%, 5/15/17	70	68
Crown Americas, LLC/ Crown Americas Capital Corp.,
7.63%, 11/15/13	(c)70	72
DaVita, Inc.,
6.63%, 3/15/13	(c)220	214
Delhaize America, Inc.,
9.00%, 4/15/31	56	68
Dex Media West, LLC,
9.88%, 8/15/13	69	60
DirecTV Holdings LLC/DirecTV Financing Co.,
6.38%, 6/15/15	15	14
Dynegy Holdings, Inc.,
7.75%, 6/1/19	95	89
Echostar DBS Corp.,
6.38%, 10/1/11	120	116
6.63%, 10/1/14	50	46
Equitable Resources, Inc.,
6.50%, 4/1/18	50	50
Exodus Communications, Inc.,
11.63%, 7/15/10	(d)(e)(f)158	—
Fisher Scientific International, Inc.,
6.13%, 7/1/15	170	170
Ford Motor Credit Co., LLC
7.00%, 10/1/13	275	215
7.25%, 10/25/11	(c)235	193
Foundation PA Coal Co.,
7.25%, 8/1/14	35	35
Freeport-McMoran Copper & Gold, Inc.,
8.38%, 4/1/17	115	122
Freescale Semiconductor, Inc.,
8.88%, 12/15/14	130	102
Fresenius Medical Capital Trust IV,
7.88%, 6/15/11	35	36
General Motors Corp.,
8.38%, 7/15/33	60	43
Georgia-Pacific Corp.,
7.13%, 1/15/17	(b)105	98
Glatfelter,
7.13%, 5/1/16	30	30
General Motors Acceptance Corp. LLC,
6.88%, 9/15/11	(c)255	195

GrafTech Finance, Inc.,
10.25%, 2/15/12		15	16
Graham Packaging Co., Inc.,
8.50%, 10/15/12		30	27
9.88%, 10/15/14		(c)135	114
Graphic Packaging International Corp.,
9.50%, 8/15/13		(c)135	130
Harrahs Operating Co., Inc,
5.38%, 12/15/13		295	192
HCA, Inc.,
5.75%, 3/15/14		55	46
6.25%, 2/15/13		40	35
6.50%, 2/15/16		50	42
7.58%, 9/15/25		65	51
7.69%, 6/15/25		25	20
8.75%, 9/1/10		35	35
9.13%, 11/15/14		35	36
Helix Energy Solutions Group, Inc.,
9.50%, 1/15/16		(b)90	90
Hilcorp Energy I, LP / Hilcorp Finance Co.,
7.75%, 11/1/15		(b)185	174
Host Marriott LP,
6.38%, 3/15/15		50	47
7.13%, 11/1/13		90	89
Idearc, Inc.,
8.00%, 11/15/16		300	196
Innophos Holdings, Inc.,
9.50%, 4/15/12		(b)50	47
Innophos, Inc.,
8.88%, 8/15/14		80	78
Intelsat Corp.,
9.00%, 8/15/14		17	17
Interface, Inc.,
9.50%, 2/1/14		90	94
10.38%, 2/1/10		30	32
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14		60	49
Ipalco Enterprises, Inc.,
8.38%, 11/14/08		75	76
8.63%, 11/14/11		30	32
Iron Mountain, Inc.,
7.75%, 1/15/15		40	40
8.63%, 4/1/13		(c)130	132
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14		280	201
Invacare Corp.,
9.75%, 2/15/15		20	20
Jarden Corp.,
7.50%, 5/1/17		115	101
Johnsondiversey, Inc.,
9.63%, 5/15/12		(c)125	124
9.63%, 5/15/12	EUR	25	37
Knight, Inc.,
6.50%, 9/1/12		$111	113
Koppers Holdings, Inc.,
Zero Coupon, 11/15/14		(g)60	52
Koppers, Inc.,
9.88%, 10/15/13		45	47
Las Vegas Sands Corp.,
6.38%, 2/15/15		105	93
LIN Television Corp.,
6.50%, 5/15/13		90	84
LVB Acquisition Merger Sub, Inc., PIK
10.38%, 10/15/17		(b)50	52
Massey Energy Co.,
6.88%, 12/15/13		165	160

Medco Health Solutions, Inc.,
7.13%, 3/15/18		60	62
MGM Mirage,
5.88%, 2/27/14		115	99
6.00%, 10/1/09		200	199
Michael Foods, Inc.,
8.00%, 11/15/13		75	74
Nalco Co.,
7.75%, 11/15/11		(c)70	71
National Mentor Holdings, Inc.,
11.25%, 7/1/14		75	77
Nortek, Inc.,
8.50%, 9/1/14		130	97
NRG Energy, Inc.,
7.38%, 1/15/17		90	88
Omnicare, Inc.,
6.75%, 12/15/13		95	85
6.88%, 12/15/15		80	70
Ormat Funding Corp.,
8.25%, 12/30/20		134	136
Owens-Illinois, Inc.,
7.35%, 5/15/08		20	20
7.50%, 5/15/10		(c)285	293
Oxford Industries, Inc.,
8.88%, 6/1/11		(c)70	67
Pacific Energy Partners, LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14		90	95
Penske Auto Group, Inc.,
7.75%, 12/15/16		80	70
Phillips-Van Heusen Corp.,
7.25%, 2/15/11		(c)130	130
Pilgrim’s Pride Corp.,
7.63%, 5/1/15		175	169
Propex, Inc.,
10.00%, 12/1/12		(c)(e)90	11
Pulte Homes, Inc.,
6.38%, 5/15/33		15	12
Qwest Capital Funding, Inc.,
7.25%, 2/15/11		20	19
Qwest Communications International, Inc.,
6.57%, 2/15/09		(a)(c)51	51
Qwest Corp.,
5.63%, 11/15/08		25	25
RBS Global, Inc. / Rexnord LLC,
9.50%, 8/1/14		140	132
Realogy Corp,
10.50%, 4/15/14		115	78
Reliant Energy, Inc.,
7.88%, 6/15/17		90	90
Reynolds American, Inc.,
6.50%, 7/15/10		85	87
Rhythms NetConnections, Inc.,
13.88%, 5/15/08		(d)(e)(f)570	—
14.00%, 2/15/10		(d)(e)(f)179	—
Rite Aid Corp.,
8.13%, 5/1/10		145	142
Rockwood Specialties Group, Inc.,
7.63%, 11/15/14	EUR	50	73
Sierra Pacific Power Co.,
6.25%, 4/15/12		$70	72
Smithfield Foods, Inc.,
7.00%, 8/1/11		(c)70	69
8.00%, 10/15/09		50	51
Sonic Automotive, Inc.,
8.63%, 8/15/13		190	177

Station Casinos, Inc.,
6.00%, 4/1/12	180	149
7.75%, 8/15/16	40	32
Sun Healthcare Group, Inc.,
9.13%, 4/15/15	65	63
SunGard Data Systems, Inc.,
9.13%, 8/15/13	95	96
SUPERVALU, Inc.,
7.50%, 5/15/12 - 11/15/14	115	118
Tenet Healthcare Corp.,
7.38%, 2/1/13	185	166
9.88%, 7/1/14	45	44
Terra Capital, Inc.,
7.00%, 2/1/17	90	89
Texas Competitive Electric Holdings Co., LLC,
10.25%, 11/1/15	(b)245	245
Univision Communications, Inc. PIK,
9.75%, 3/15/15	(b)60	37
Valassis Communications, Inc.,
8.25%, 3/1/15	115	95
Vangent, Inc.,
9.63%, 2/15/15	65	52
Warner Chilcott Corp.,
8.75%, 2/1/15	77	77
Westlake Chemical Corp.,
6.63%, 1/15/16	90	79
Williams Cos., Inc.,
7.88%, 9/1/21	180	196
Windstream Corp.,
8.13%, 8/1/13	40	40
		11,807
Mortgages (3.5%)
American Home Mortgage Assets,
2.91%, 10/25/46	(a)80	40
Banc of America Commercial Mortgage, Inc.,
5.41%, 9/10/47	75	74
5.66%, 6/10/49	(a)125	124
5.75%, 2/10/51	(a)75	75
Bear Stearns Commercial Mortgage Securities,
5.69%, 6/11/50	(a)75	74
CA FM Lease Trust,
8.50%, 7/15/17	(b)75	86
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	75	74
5.70%, 12/10/49	(a)75	75
Commercial Mortgage Pass Through Certificates,
5.82%, 12/10/49	(a)75	75
Countrywide Alternative Loan Trust,
2.82%, 3/20/47	(a)59	28
3.12%, 10/25/46	(a)50	5
3.30%, 2/25/36	(a)25	11
3.42%, 1/25/36	(a)85	33
GS Mortgage Securities Corp. II,
5.80%, 8/10/45	(a)75	75
Harborview Mortgage Loan Trust,
3.15%, 8/21/36	(a)50	10
3.26%, 1/19/36	(a)74	30
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.75%, 2/12/49	(a)75	75
5.81%, 6/15/49	(a)75	75
LB-UBS Commercial Mortgage Trust,
5.86%, 7/15/40	(a)75	75
Luminent Mortgage Trust,
2.96%, 7/25/36	(a)75	32

Mastr Adjustable Rate Mortgages Trust,
3.00%, 1/25/47	(a)25	6
Wachovia Bank Commercial Mortgage Trust,
5.74%, 6/15/49	(a)75	74
		1,226
Sovereign (0.4%)
U.S. Treasury Bond,
4.50%, 2/15/36	130	135
		13,342
Venezuela (4.3%)
Sovereign (4.3%)
Republic of Venezuela,
8.50%, 10/8/14	120	112
9.25%, 9/15/27	751	715
10.75%, 9/19/13	640	654
		1,481
Total Debt Instruments (Cost $34,940)		33,663

Shares
Common Stocks (0.0%)
United Kingdom (0.0%)
Viatel Holding Bermuda Ltd.	(h)290	@—
United States (0.0%)
PNM Resources, Inc.	23	@—
SW Acquisition LP	(d)(f)(h)1	—
XO Holdings, Inc.	(h)287	@—
Total Common Stocks (Cost $381)		@—

	No. of Warrants
Warrants (0.4%)
Nigeria (0.3%)
Central Bank of Nigeria,
expiring, 11/15/20	(a)500	115
United States (0.0)%
XO Holdings, Inc., Series A,
expiring 1/16/10	(h)576	@—
XO Holdings, Inc., Series B,
expring 1/16/10	(h)432	@—
XO Holdings, Inc., Series C,
expiring 1/16/10	(h)433	@—
		@—
Venezuela (0.1%)
Republic of Venezuela Oil-Linked Payment Obligation,
expiring, 4/15/20	950	35
Total Warrants (Cost $@—)		150

	Shares
Short-Term Investments (2.7%)
United States (2.7%)
Investmeny Company (2.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(i)871,429	871

	Face
	Amount
	(000)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill,
0.73%, 4/10/08	$ (j)(k)50	50
Total Short-Term Investments (Cost $921)		921
Total Investments + (100.0%) (Cost $36,242)		34,734
Liabilities in Excess of Other Assets		(2,561)
Net Assets		$32,173

(a)	Variable/Floating Rate Security Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 31, 2008.
(d)	Security has been deemed illiquid at March 31, 2008.
(e)	Issuer is in default.
(f)	Security was valued at fair value — At March 31, 2008, the Fund held $204,000 of fair valued securities, representing 0.6% of net assets.
(g)	Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is ultimate maturity.
(h)	Non-income producing security.
(i)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $6,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $3,071,000 and $3,035,000, respectively.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Rate shown is the yield to maturity at March 31, 2008
@	Amount is less than $500.
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuers.
RUB	Russian Ruble
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $36,242,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,508,000 of which $1,406,000 related to appreciated securities and $2,914,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	217	$342	4/30/08	USD	319	$319	$(23)
USD	75	75	4/30/08	EUR	52	82	7
		$417				$401	$(16)

USD	— United States Dollar

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	4	$859	Jun-08	$4
U.S. Treasury 5 yr. Note	2	228	Jun-08	2
Short:
U.S. Treasury 2 yr. Note	3	644	Jun-08	1
U.S. Treasury 5 yr. Note	43	4912	Jun-08	23
U.S. Treasury 10 yr. Note	24	2781	Jun-08	(74)
U.S. Treasury Long Bond	3	356	Jun-08	(11)
10 yr. Swap	1	115	Jun-08	(3)
				$(58)

Credit Default Swap Contracts

The Fund had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Buy	$95	1.57%	3/20/18	$(1)
Carnival Corp., 6.65%, 1/15/28
Bank of America	Buy	60	0.70	3/20/13	(1)
Goodrich Corp., 7.63%, 12/15/12
Bank of America	Buy	45	0.82	3/20/18	(1)
Goodrich Corp., 7.63%, 12/15/12
Bank of America	Buy	60	1.03	3/18/20	1
Nordstrom, Inc., 6.95%, 3/15/28
Bank of America	Buy	140	1.38	3/20/13	(@—)
Pactiv Corp., 8.13%, 6/15/17
Bank of America	Buy	30	1.08	3/20/18	1
Sealed Air Corp., 5.63%, 7/15/13
Bank of America	Buy	40	1.12	3/20/18	1
Sealed Air Corp., 5.63%, 7/15/13
Bank of America	Buy	75	0.80	3/20/18	5
Textron Financial Corp., 5.13%, 2/3/11
Bank of America	Buy	80	2.90	3/20/13	@—
Toll Brothers Finance Corp., 6.88%, 11/15/12
Bank of America	Buy	40	2.25	3/20/18	@—
Toll Brothers Finance Corp., 6.88%, 11/15/12
Citigroup	Buy	120	0.82	3/20/18	1
Eaton Corp., 7.65%, 11/15/29
Citigroup	Buy	75	0.62	3/20/13	1
Textron Financial Corp., 7.65%, 11/15/29
Citigroup	Buy	50	0.72	3/20/13	@—
Textron Financial Corp., 7.65%, 11/15/29
Credit Suisse	Buy	90	0.18	7/25/45	(4)
ABX HE-AAA 06-1 Index
Credit Suisse	Buy	125	1.11	3/20/13	(1)
Arrow Electronics, Inc., 6.88%, 6/1/18
Credit Suisse	Buy	100	1.00	3/20/15	@—
Arrow Electronics, Inc., 6.88%, 6/1/18
Credit Suisse	Buy	80	1.05	3/20/13	1
Nordstrom, Inc., 6.95%, 3/15/28
Credit Suisse	Buy	150	1.40	3/20/13	1
Nordstrom, Inc., 6.95%, 3/15/28
Credit Suisse	Buy	140	1.35	3/20/13	(@—)
Pactiv Corp., 8.13%, 6/15/17
Credit Suisse	Buy	45	8.10	3/20/13	(2)
PMI Group, Inc., 6.00%, 9/15/16
Deutsche Bank	Buy	85	5.00	6/20/13	(1)
Dow Jones CDX North America Investment Grade Index, Series 9
Deutsche Bank	Buy	40	1.34	3/20/13	@—
Pactiv Corp., 8.13%, 6/15/17
Deutsche Bank	Buy	55	8.15	3/20/13	(4)
PMI Group, Inc., 6.00%, 9/15/16
Goldman Sachs	Buy	30	0.50	3/20/18	@—
American Standard, Inc., 7.63%, 2/15/10
Goldman Sachs	Buy	15	0.60	3/20/18	@—

American Standard, Inc., 7.63%, 2/15/10
Goldman Sachs	Buy	155	3.05	3/20/13	(2)
AvalonBay Communities, Inc., 6.13%, 8/15/11
Goldman Sachs	Buy	160	0.59	3/20/13	(@—)
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11
Goldman Sachs	Sell	175	1.40	12/20/12	2
Dow Jones CDX North America Investment Grade High Volatility Index, Series 9
Goldman Sachs	Buy	50	0.97	3/20/18	(@—)
Eaton Corp., 7.65%, 11/15/29
Goldman Sachs	Buy	150	1.25	3/20/13	(1)
FirstEnergy Corp., 7.38%, 11/15/31
Goldman Sachs	Buy	50	0.47	3/20/18	1
Goodrich Corp., 7.63%, 12/15/12
Goldman Sachs	Buy	85	2.45	12/20/12	1
Merrill Lynch & Co., 5.00%, 1/15/15
Goldman Sachs	Buy	80	1.05	6/20/13	4
Nordstrom, Inc., 6.95%, 3/15/28
Goldman Sachs	Buy	70	3.33	3/20/13	1
ProLogis, 5.50%, 3/1/13
Goldman Sachs	Buy	60	1.08	3/20/18	2
Sealed Air Corp., 5.63%, 7/15/13
Goldman Sachs	Buy	30	1.24	3/20/18	1
Sealed Air Corp., 5.63%, 7/15/13
Goldman Sachs	Buy	100	2.32	3/20/18	(5)
Simon Property Group LP, 6.35%, 8/28/12
Goldman Sachs	Buy	120	2.37	3/20/18	(7)
Simon Property Group LP, 6.35%, 8/28/12
Goldman Sachs	Buy	125	1.05	3/20/13	3
Textron Financial Corp., 5.13%, 2/3/11
JPMorgan Chase	Buy	30	0.60	3/20/13	@—
Eaton Corp., 7.65%, 11/15/29
JPMorgan Chase	Buy	80	2.30	3/20/13	1
Merrill Lynch & Co., 5.00%, 1/15/15
JPMorgan Chase	Buy	50	1.07	3/20/18	1
Nordstrom, Inc., 6.95%, 3/15/28
JPMorgan Chase	Buy	50	1.15	3/20/18	1
Nordstrom, Inc., 6.95%, 3/15/28
JPMorgan Chase	Buy	40	0.58	3/20/13	(@—)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29
JPMorgan Chase	Buy	55	0.63	3/20/13	(@—)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29
JPMorgan Chase	Buy	45	4.95	3/20/13	(5)
SLM Corp., 5.13%, 8/27/12
Lehman Brothers	Buy	90	0.18	7/25/45	(5)
ABX HE-AAA 06-1 Index
Lehman Brothers	Buy	230	1.40	3/20/13	(@—)
Arrow Electronics, Inc., 6.88%, 6/1/18
Lehman Brothers	Buy	20	1.04	3/20/18	@—
Arrow Electronics, Inc., 6.88%, 6/1/18
Lehman Brothers	Buy	765	0.10	10/12/52	(49)
CMBX NA S-1AAA Index
Lehman Brothers	Buy	145	0.64	3/20/13	(1)
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11
Lehman Brothers	Sell	530	3.75	12/20/12	(25)
Dow Jones CDX North America High Yield Index, Series 9
Lehman Brothers	Buy	55	0.45	3/20/18	1
Goodrich Corp., 7.63%, 12/15/12
Lehman Brothers	Buy	40	0.46	3/20/18	@—

Goodrich Corp., 7.63%, 12/15/12
Lehman Brothers	Buy	90	2.15	3/20/13	(3)
MetLife, Inc, 5.00%, 6/15/15
Merrill Lynch	Buy	95	1.50	3/20/18	(1)
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Buy	80	1.57	3/20/18	(1)
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Buy	55	1.60	3/20/18	(1)
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Sell	280	1.40	12/20/12	8
Dow Jones CDX North America Investment Grade High Volatility Index, Series 9
Merrill Lynch	Buy	60	0.92	3/20/18	(@—)
Eaton Corp., 7.65%, 11/15/29
Merrill Lynch	Buy	45	5.00	3/20/13	(5)
SLM Corp., 5.13%, 8/27/12
Merrill Lynch	Buy	145	0.60	3/20/13	(1)
The Walt Disney Co., 5.63%, 9/15/16
Merrill Lynch	Buy	230	0.77	3/20/13	(@—)
The Walt Disney Co., 5.63%, 9/15/16
UBS	Buy	85	0.50	3/20/13	1
American Standard, Inc., 7.63%, 2/15/10
UBS	Buy	90	0.60	3/20/18	1
American Standard, Inc., 7.63%, 2/15/10
UBS	Buy	40	1.78	3/20/13	@—
Martin Marietta Materials, Inc., 6.88%, 4/1/11
UBS	Buy	40	1.73	3/20/18	1
Martin Marietta Materials, Inc., 6.88%, 4/1/11
UBS	Buy	120	2.90	3/20/13	1
Toll Brothers Finance Corp., 6.88%, 11/15/12
UBS	Buy	80	1.00	3/20/13	2
Textron Financial Corp., 5.13%, 2/3/11
UBS	Buy	50	1.01	3/20/13	1
Textron Financial Corp., 5.13%, 2/3/11
UBS	Buy	120	1.06	3/20/13	(@—)
Textron Financial Corp., 5.13%, 2/3/11
					$(81)

Interest Rate Swap Contracts

The Fund had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Bank of America	3 Month LIBOR	Pay	5.55%	2/22/18	$1,050	$21
	3 Month LIBOR	Receive	5.96	2/22/23	1,345	(19)
	3 Month LIBOR	Pay	5.64	3/7/23	1,055	24
	3 Month LIBOR	Receive	6.04	3/7/23	1,360	(22)
Deutsche Bank AG	3 Month LIBOR	Pay	5.03	10/25/17	2,300	220
JPMorgan Chase	3 Month LIBOR	Pay	4.39	12/11/12	4,250	261
	3 Month LIBOR	Pay	5.42	8/20/17	390	45
	3 Month LIBOR	Pay	5.36	8/24/17	750	81
						$611

LIBOR — London Inter Bank Offer Rate

At March 31, 2008, the Fund had reverse repurchase agreements outstanding with Lehman Brothers and UBS Warburg as follows:

Maturity in less than
Lehman Brothers Agreement	366 Days
Value of Securities Subject to Repurchase	$2,009,442
Liability Under Reverse Repurchase Agreement	$2,018,919
Weighted Average Days to Maturity	44.07

Maturity in less than
UBS Warburg Agreement	366 Days
Value of Securities Subject to Repurchase	$954,874
Liability Under Reverse Repurchase Agreement	$959,827
Weighted Average Days to Maturity	4.42

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices in active markets for identical investments
Level 2	–	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments* (000)
Level 1 - Quoted Prices	$1	$(58)
Level 2 - Other Significant Observable Inputs	34,529	(2,450)
Level 3 - Significant Unobservable Inputs	204	—
Total	$34,734	$(2,508)

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities (000)	Other Financial Instruments (000)
Balance as of 12/31/07	$281	$—
Accrued discounts/premiums	@—	—
Realized gain (loss)	@—	—
Change in unrealized appreciation (depreciation)	(77)	—
Net purchases (sales)	@(—)	—
Net transfers in and/or out of Level 3	—	—
Balance as of 3/31/08	$204	$—
The amount of total realized gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$(77)	$—

Security Valuation — Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Global Opportunity Bond Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 20, 2008